Accounts Receivable, Net - Summary of Movements in Allowance for Doubtful Accounts (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Balance at beginning of the year	¥ (115,380)	$ (16,251)	¥ (69,417)	¥ (10,051)
Current period provision	(16,170)	(2,278)	(46,098)	(59,367)
Reversal	1,773	250	53	20
Provision converted from unbilled revenue (Note 7)	(1,269)	(179)
Acquisition of non-controlling interests	390	55
Foreign currency translation	(17)	(2)	82	(19)
Balance at the end of the year	(131,826)	(18,567)	(115,380)	¥ (69,417)
Adoption of ASC Topic 326 [Member]
Balance at beginning of the year	(1,153)	(162)
Balance at the end of the year			(1,153)
Restatement Adjusted Balance [Member]
Balance at beginning of the year	¥ (116,533)	$ (16,413)
Balance at the end of the year			¥ (116,533)